Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Schedule of calculation tax charge

	2023	2022	2021

	(€ in thousands)
Consolidated result before corporate income taxes	(27,813)	(64,108)	(60,682)
Exclude: results related to associates	—	(8)	(217)
	(27,813)	(64,100)	(60,465)

Income tax based on domestic rate (2023 and 2022: 25.8%, 2021: 25%)	7,176	16,538	15,116
Tax effect of:
Different tax rates in foreign jurisdictions	(8)	10	18
Non-deductible expenses / non-taxable gains	(289)	133	(2,176)
Share- and loan-issue expenditures that are taxable	—	—	1,423
Change in unrecognized deductible temporary differences	(67)	(75)	(89)
Current year losses for which no deferred tax asset was recognized	(6,820)	(16,649)	(14,385)
True-up for prior year	86	(53)	(24)
Income tax benefit / (charge)	78	(96)	(117)
Effective tax rate	—%	—%	—%